Equity - Redeemable Noncontrolling Interests (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023		Sep. 30, 2022	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests					$ 950,493	[1]	$ 1,907,888	$ 1,907,888
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up							314
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts								(1,100)
Temporary Equity, Deemed Dividends		$ 9,621					18,771	(37,100)		$ (2,200)
Put option liability on grant of BCH Preferred A.1										(3,800)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual			$ (3,800)		(8,300)		(7,800)	(15,800)		(1,300)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(32,002)
Ending balance, noncontrolling interests	$ 251,052		1,907,888		251,052			950,493	[1]
Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(251,700)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(1,700)
Preferred Series A Subclass 1
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts					(193,900)
Temporary Equity, Deemed Dividends					(6,900)		(18,800)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(12,500)
Redeemable noncontrolling interests (Note 13)
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests	251,052	981,271	1,195,812	$ 1,547,135	1,144,353		1,186,098	1,186,098		1,547,135	$ 1,588,604
Net income (loss), temporary equity	4,167	2,728	2,498	(2,925)	8,272		5,093	11,524		(8,268)	(35,877)
Tax distribution to noncontrolling interest											(5,592)
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up							(314)	(314)		9,247
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(312,312)
Temporary Equity, Deemed Dividends		(9,621)	(8,424)				(18,771)	(37,133)		(2,239)
Put option liability on grant of BCH Preferred A.1										(3,793)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	(4,167)	(3,926)	(3,788)		(8,272)		(7,794)	(15,822)		(1,264)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(14,200)
Ending balance, noncontrolling interests	$ 251,052	$ 970,452	1,186,098	1,544,210	251,052		970,452	1,144,353		1,195,812	1,547,135
Redeemable noncontrolling interests (Note 13) | Exchange of Preferred Series B Subclass 2
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(312,312)
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests			249,907	0	251,051		249,907	249,907		0	0
Net income (loss), temporary equity			3,788					15,822		1,264
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual			(3,788)					(15,822)		(1,264)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(1,745)
Ending balance, noncontrolling interests			249,907					251,051		249,907	0
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 0 | Exchange of Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts								1,144		251,652
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 1
Redeemable Noncontrolling Interest [Line Items]
Beginning balance, noncontrolling interests			945,905	$ 1,547,135	$ 893,302		$ 936,191	936,191		1,547,135	1,588,604
Net income (loss), temporary equity			(1,290)					(4,298)		(9,532)	(35,877)
Tax distribution to noncontrolling interest											(5,592)
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up								(314)		9,247
Temporary Equity, Deemed Dividends			(8,424)					(37,133)		(2,239)
Put option liability on grant of BCH Preferred A.1										(3,793)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity										(12,455)
Ending balance, noncontrolling interests			$ 936,191					893,302		945,905	$ 1,547,135
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 1 | Exchange of Preferred Series B Subclass 2
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts										(312,312)
Redeemable noncontrolling interests (Note 13) | Preferred Series A Subclass 1 | Exchange of Preferred Series A Subclass 0
Redeemable Noncontrolling Interest [Line Items]
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts								$ (1,144)		$ (251,652)

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.